Operating Leases (Details) - Schedule of Operating Lease Cost - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Schedule of Operating Lease Cost [Abstract]
Operating lease cost	$ 97	$ 97	$ 124
Total	$ 97	$ 97	$ 124